Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Registrant Name	VIRTUS EQUITY TRUST
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 30, 2021
Document Effective Date	Nov. 30, 2021
Prospectus Date	Feb. 01, 2021
Virtus SGA New Leaders Growth Fund | Class R6
Prospectus:
Trading Symbol	VNLRX
Virtus SGA New Leaders Growth Fund | Class A
Prospectus:
Trading Symbol	VNLAX
Virtus SGA New Leaders Growth Fund | Class C
Prospectus:
Trading Symbol	VNLCX
Virtus SGA New Leaders Growth Fund | Class I
Prospectus:
Trading Symbol	VNLIX